INCOME TAXES - Net deferred income tax liability (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
INCOME TAXES
Deferred income tax asset	$ 41.9	$ 48.3
Deferred income tax liability	(787.6)	(808.1)
Net deferred income tax liability	$ (745.7)	$ (759.8)	$ (786.5)